GS Mortgage-Backed Securities Trust 2023-PJ6 ABS-15G

Exhibit 99.2 - Schedule 5

Customer Loan ID	Channel	Rate Lock Date	Application Date	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Residual Income	Points And Fees	Points And Fees Without Reductions	APR	Qualifying Interest Rate	Average Prime Offer Rate	GSE Eligibility	Originator QM/ATR Status	TPR QM/ATR Status	QM2.0 VSH Status	Non QM Reason	TRID
XXXX	Broker	XX/XX/XXXX	XX/XX/XXXX	XXXX	XXXX	XXXX	XXXX	$X,XXX.XX	30261	30261	XXXX	XXXX	XXXX	No		QM-ATR Pass/Non-HPML (Safe Harbor) (APOR)	Not Stated		TRID